Commitments, Option Agreements and Contingencies (Details) - USD ($)	Oct. 01, 2028	Dec. 31, 2025
Options Agreements [Member]
Commitments, Option Agreements and Contingencies [Line Items]
One-time payment		$ 2,500,000
Subsequent Events [Member]
Commitments, Option Agreements and Contingencies [Line Items]
One-time payment	$ 7,000,000